SUBSEQUENT EVENTS - Lease agreement (Details) - USD ($)		12 Months Ended
	Mar. 08, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Monthly rent fee		$ 350,344	$ 596,340	$ 706,123
Subsequent event | Beijing Baosheng
Subsequent Event [Line Items]
Term of office lease agreement	3 years
Monthly rent fee	$ 45,000